Share-based Payments - Other plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	€ 48,349	€ 50,908
General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	29,286	50,316
General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	77
Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	2,135
Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	1,178
Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	2,296
Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	3,505
Executives - Success fees (cash-settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	2,590
Executives - Success fee (equity-settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	1,844	€ 592
Executives - Presence bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	0
Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense	€ 5,438